Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Flexential Parent Corporation (the “Company”)
Deutsche Bank Securities Inc.
(together, the “Specified Parties”)

Re:	Flexential Issuer, LLC and Flexential Co-Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2025-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “6.1-3 6.1-2 5.0-1 FLEX Data Tape_Contract Details_with quantity added_May 2025 (remaining term recalc).xlsx” provided by the Company on July 31, 2025, containing information on 30,261 data center service order agreements (the “Service Orders”) as of May 31, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Flexential Issuer, LLC and Flexential Co-Issuer, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Customer Since Date was within 45 days, and Contract End Date was within 30 days.

•	The term “Statistical Disclosure Date” means May 31, 2025.

•	The term “Top 25 Tenants” means the top 25 tenants based on aggregated “Annualized Revenue” of the respective Service Orders in the Data File.

•	The term “Regular Tenants” means tenants that are not Top 25 Tenants.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Service Order Information” means electronic copies of the following documents provided by the Company: (i) data center service orders, amended and/or restated service orders, change order agreements, and master service agreements, (ii) Company’s accounting system screenshots, and (iii) service order invoices. We make no representation regarding the validity or accuracy of the Servicer Order Information.

•
The term “Supporting Information Files” means the following electronic data files provided by the Company, containing instructions and information on (i) service order name changes, (ii) contract term updates, (iii) monthly recurring revenue updates, (iv) quantity changes, and (v) auto renewal terms:

–	“6.2-5 FLEX 2025-1 – KPMG Selected Sample.xlsx” provided on July 30, 2025;

–	“6.2-7 Flexential 2025-1 Initial Variances Consolidated v6 (Responses).xlsx” provided on August 5, 2025; and

–	“6.2-8 Flexential 2025-1 Initial Variances Consolidated v8 (Responses).xlsx” provided on August 7, 2025,

•
The term “Mapping Information” means two electronic files entitled “1.4.1-128 Product Family Chart.png” and “6.2-6 Facilities Mapping List.xlsx” provided by the Company on September 3, 2025, containing mapping information for Data Center Name, Site/Location, and Product Family with respect to the Service Orders.

•	The term “Source Documents” means the Service Order Information, Supporting Information Files, and Mapping Information.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Statistical Disclosure Date, Source Documents, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Service Orders from the Data File as follows:

(i)	Selected one Service Order from each of the Top 25 Tenants’ Service Orders (the “Top Tenant Sample”), and

(ii)	Selected 75 Service Orders from the Regular Tenants’ Service Orders (the “Regular Tenant Sample”).

The Top Tenant Sample and the Regular Tenant Sample constitute the “Selected Service Orders.” A listing of the Selected Service Orders is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Services Orders we were instructed to randomly select from the Data File.

B.
For each Selected Service Order, we compared or recomputed the specified attributes in the Data File listed in Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

We found such information to be in agreement except as listed in Exhibit C.

2

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Orders to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Service Orders being securitized, (iii) the compliance of the originator of the Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
September 15, 2025

3

Exhibit A

Selected Service Orders

Selected Service Order #	Service Order Number *	Top Tenant?	Selected Service Order #	Service Order Number *	Top Tenant?
1	20251001	yes	26	20251026	no
2	20251002	yes	27	20251027	no
3	20251003	yes	28	20251028	no
4	20251004	yes	29	20251029	no
5	20251005	yes	30	20251030	no
6	20251006	yes	31	20251031	no
7	20251007	yes	32	20251032	no
8	20251008	yes	33	20251033	no
9	20251009	yes	34	20251034	no
10	20251010	yes	35	20251035	no
11	20251011	yes	36	20251036	no
12	20251012	yes	37	20251037	no
13	20251013	yes	38	20251038	no
14	20251014	yes	39	20251039	no
15	20251015	yes	40	20251040	no
16	20251016	yes	41	20251041	no
17	20251017	yes	42	20251042	no
18	20251018	yes	43	20251043	no
19	20251019	yes	44	20251044	no
20	20251020	yes	45	20251045	no
21	20251021	yes	46	20251046	no
22	20251022	yes	47	20251047	no
23	20251023	yes	48	20251048	no
24	20251024	yes	49	20251049	no
25	20251025	yes	50	20251050	no

A-1

Selected Service Order #	Service Order Number *	Top Tenant?	Selected Service Order #	Service Order Number *	Top Tenant?
51	20251051	no	76	20251076	no
52	20251052	no	77	20251077	no
53	20251053	no	78	20251078	no
54	20251054	no	79	20251079	no
55	20251055	no	80	20251080	no
56	20251056	no	81	20251081	no
57	20251057	no	82	20251082	no
58	20251058	no	83	20251083	no
59	20251059	no	84	20251084	no
60	20251060	no	85	20251085	no
61	20251061	no	86	20251086	no
62	20251062	no	87	20251087	no
63	20251063	no	88	20251088	no
64	20251064	no	89	20251089	no
65	20251065	no	90	20251090	no
66	20251066	no	91	20251091	no
67	20251067	no	92	20251092	no
68	20251068	no	93	20251093	no
69	20251069	no	94	20251094	no
70	20251070	no	95	20251095	no
71	20251071	no	96	20251096	no
72	20251072	no	97	20251097	no
73	20251073	no	98	20251098	no
74	20251074	no	99	20251099	no
75	20251075	no	100	20251100	no

(*) The Company has assigned a unique Service Order Number (subscription summary) to each service order in the Data File. The Service Order Numbers referenced in this Exhibit are not the actual Service Order Numbers (subscription summary).

A-2

Exhibit B

Attributes, Source Documents and Instructions

#	Attribute (Data File Attribute, if different)	Source Documents / Instructions

1	Subscription Summary	Not applicable. Unique identifier for information purposes only.

2	Account Name	Service Order Information, Supporting Information Files

3	Customer Since Date (Customer Since)	Service Order Information

4	Data Center Name (Data Center)
Service Order Information

If Data Center Name was not listed in the Service Order Information, look up the Site/Location (Facility) in the Mapping Information and utilize the corresponding Data Center Name.

5	Market	Service Order Information

6	Site/Location (Facility)	Service Order Information If Site/Location was not listed in the Service Order Information, look up the site code in the Mapping Information and utilize the corresponding Site/Location.

7	Contract Term (months)	Service Order Information, Supporting Information Files

8	Auto Escalator Percentage	Service Order Information

9	Product Family	Service Order Information If Product Family was not listed in the Service Order Information, look up the area of responsibility in the Mapping Information and utilize the corresponding Product Family.

10	Quantity (units vary per Product Family and Business Service)	Service Order Information, Supporting Information Files

11	Auto Renewal Term	Service Order Information, Supporting Information Files

12	MRR
Service Order Information, Supporting Information Files

If MRR was listed in the Service Order Information or Supporting Information Files as of a date other than the Statistical Disclosure Date, recompute using the Auto Escalator Percentage and time between the listed as-of date and Statistical Disclosure Date and the following formula:

MRR = listed MRR * (1 + Auto Escalator Percentage) ^ n,
where n is equal to the time, in years, between the listed as-of date and Statistical Disclosure Date

B-1

#	Attribute (Data File Attribute, if different)	Source Documents / Instructions

13	Contract End Date
Service Order Information, Supporting Information Files
If Contract End Date was not listed in the Service Order Information or Supporting Information Files, recompute as the contract start date listed in Service Order Information plus Contract Term (months).

14	Remaining Term	Recompute by rounding to the nearest integer, the number of days between the Statistical Disclosure Date and Contract End Date divided by 30.5.

B-2

Exhibit C

Exceptions

Selected Service Order #	Service Order Number	Attribute	Per Data File	Per Source Documents
5	20251005	Customer Since Date	4/23/2021	2/9/2021
6	20251006	Customer Since Date	8/1/1994	Not Available
15	20251015	MRR	$51,192.69	$51,956.23
16	20251016	Customer Since Date	1/22/2013	Not Available
17	20251017	Customer Since Date	8/1/1994	Not Available
18	20251018	Contract Term (months)	38	39
31	20251031	Customer Since Date	4/6/2005	7/5/2007
34	20251034	Customer Since Date	12/31/2001	12/20/2011
46	20251046	Contract Term (months)	85	84
55	20251055	Customer Since Date	4/30/2006	Not Available
61	20251061	Customer Since Date	6/30/2006	Not Available
67	20251067	Contract Term (months)	102	96
67	20251067	Contract End Date	6/30/2028	Not Available
71	20251071	Contract Term (months)	37	36
80	20251080	Auto Escalator Percentage	0%	7%
86	20251086	Customer Since Date	8/10/2012	Not Available
88	20251088	Customer Since Date	5/31/2006	Not Available
89	20251089	Customer Since Date	4/14/2004	Not Available
91	20251091	Customer Since Date	4/18/2006	Not Available

C-1